EQUITY	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
NOTE 5 - EQUITY

	Number of shares as of December 31, 2015 and 2014
	Authorized	Issued and outstanding

Common stock, par value $0.001 per share	45,000,000	9,054,000
Preferred stock, par value $0.001 per share	5,000,000	-

Common Stock. Common Stock confers upon its holders the rights to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

During 2014, the Company issued 8,250,000 founder common shares valued at nominal value and issued 804,000 common shares for cash proceeds of $20 thousand.

Preferred Stock. Preferred stocks have the same rights as the common stocks but the board in its own discretion can provide the holders of the preferred stocks preference upon receiving dividends.